INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14. INCOME TAXES

The difference between the actual income tax rate versus the tax computed at the Federal Statutory rate follows:

	December 31, 2021	December 31, 2020
Federal rate	21.0%	21.0%
State net of federal	0.3%	2.5%
PPP loan forgiveness	0.0%	2.9%
Non-deductible acquired intangible assets	0.0%	15.0%
Return to provision	(0.1)%	0.0%
Rate Change	0.4%	0.0%
Valuation allowance	(21.6)%	(41.4)%
Effective income tax rate	0.0%	0.0%

The Company did not have any material uncertain tax positions. The Company’s policy is to recognize interest and penalties accrued related to unrecognized benefits as a component income tax expense (benefit). The Company did not recognize any interest or penalties, nor did it have any interest or penalties accrued as of December 31, 2021 and 2020.

Deferred income tax assets and (liabilities) consist of the following:

	December 31, 2021	December 31, 2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$1,900,194	$1,415,227
Stock based compensation	725,546	540,086
Goodwill	(199,086)	(52,783)
Intangibles	459,441	225,434
Fixed assets	(56,691)	(37,976)
Right of use assets	(333,347)	(99,560)
Lease liabilities	337,671	101,000
Other	1,336	753
Total deferred tax assets	2,835,065	2,092,181
Valuation allowance	(2,835,065)	(2,092,181)
Net deferred tax assets	$-	$-

The Company has approximately $8,403,000 of Federal Net Operating Loss Carry forwards, of which $1.3 million will begin to expire beginning 2031 and $7.1 million will not expire but are limited to use of 80% of current year taxable income.

The Company has approximately $2,722,000 of state net operation loss carry forward to offset future taxable income in the states in which it currently operates. These carryforwards start expiring in 2029.

Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three-year period. Such limitation of the net operating losses may have occurred, but we have not analyzed it at this time as the deferred tax asset is fully reserved. On March 27, 2020, the US government signed the Coronavirus Aid, Relief and Economic Security (CARES) Act into law, a $2 trillion relief package to provide support to individuals, businesses and government organizations during the COVID-19 pandemic. The income tax provisions contained in the CARES Act are not likely to have an impact for the Company.

During the year ended December 31, 2021 and 2020, the valuation allowance increased $742,884 and $1,533,006, respectively.

The tax periods ending December 31, 2018, 2019 and 2020 are open for examination.